Commitments, Guarantees, and Contingent Liabilities (Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Commitments and Contingencies Disclosure [Line Items]
Lease payments, loans and investment in operating leases	¥ 4,933,639	¥ 4,743,956
Other assets and other	2,192,585	2,057,828
Total Assets	15,795,220	15,289,385
Asset Pledged as Collateral without Right
Commitments and Contingencies Disclosure [Line Items]
Lease payments, loans and investment in operating leases	170,355	148,057
Investment in securities	216,483	183,441
Property under facility operations	158,663	130,191
Other assets and other	131,602	110,159
Total Assets	¥ 677,103	¥ 571,848